Note 21 - HMN Financial, Inc. Financial Information (Parent Company Only) (Details) - Condensed Financial Statements for the Parent Company Only (Parentheticals)	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Treasury stock, shares	4,658,323	4,704,313
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Treasury stock, shares	4,658,323,000	4,704,313,000